Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 28,717,563	$ 3,662,954	$ 30,472,131
Cost of services		(22,532,501)	(2,874,043)	(23,885,710)
Gross Profit		6,185,062	788,911	6,586,421
Operating Expenses
General and Administrative expense		(27,377,958)	(3,492,086)	(22,351,548)
Impairment loss on games development costs		(4,312,000)	(550,000)	0
Impairment loss of prepayment		0	0	(10,593,902)
Reversal of impairment loss on prepayment		3,083,924	393,358	0
Loss from operation		(22,420,972)	(2,859,817)	(26,359,029)
Other income, net		414,229	52,835	17,779
Other gain (loss)		(566,243)	(72,225)	53,200
Interest expense		(675,671)	(86,183)	(294,642)
Total other income (expenses), net		(827,685)	(105,573)	(223,663)
Loss before tax		(23,248,657)	(2,965,390)	(26,582,692)
Income tax		(255,420)	(32,579)	(253,734)
Net loss		(23,504,077)	(2,997,969)	(26,836,426)
Other comprehensive loss
Foreign currency translation adjustment		10,108	1,289	(16,276)
Total comprehensive loss		$ (23,493,969)	$ (2,996,680)	$ (26,852,702)
Weighted average shares outstanding – basic (in Shares)		5,100,000	5,100,000	4,476,621
Weighted average shares outstanding – diluted (in Shares)		5,100,000	5,100,000	4,476,621
Earnings (Loss) per share – basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (4.61)	$ (0.59)	$ (5.99)
Earnings (Loss) per share – diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (4.61)	$ (0.59)	$ (5.99)

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)